UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01582

THE ENTERPRISE GROUP OF FUNDS, INC.

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

ENTERPRISE CAPITAL MANAGEMENT, INC.

3343 Peachtree Road

Atlanta, Georgia 30326

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9046

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: November 1, 2006 – January 31, 2007

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2007. The schedules have not been audited.

The Enterprise Group of Funds, Inc.

Quarterly Report

January 31, 2007

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Hotels, Restaurants & Leisure (4.8%)
McDonald’s Corp.	363,900	$16,138,965
Starbucks Corp.*^	1,008,900	35,250,966

		51,389,931

Media (1.7%)
McGraw-Hill Cos., Inc.	276,800	18,567,744

Multiline Retail (1.1%)
Kohl’s Corp.*^	159,800	11,331,418

Textiles, Apparel & Luxury Goods (1.6%)
NIKE, Inc., Class B	167,700	16,570,437

Total Consumer Discretionary		97,859,530

Consumer Staples (19.6%)
Beverages (6.1%)
Coca-Cola Co.	469,600	22,484,448
PepsiCo, Inc.	659,700	43,038,828

		65,523,276

Food & Staples Retailing (6.0%)
Costco Wholesale Corp.^	525,300	29,511,354
Walgreen Co.^	751,900	34,061,070

		63,572,424

Household Products (7.5%)
Colgate-Palmolive Co.	405,400	27,688,820
Procter & Gamble Co.	803,344	52,112,925

		79,801,745

Total Consumer Staples		208,897,445

Energy (11.0%)
Energy Equipment & Services (11.0%)
Baker Hughes, Inc.	493,100	34,038,693
Halliburton Co.^	1,303,400	38,502,436
Schlumberger Ltd.^	703,600	44,671,564

Total Energy		117,212,693

Financials (8.0%)
Capital Markets (1.7%)
Merrill Lynch & Co., Inc.	194,900	18,234,844

Consumer Finance (3.3%)
American Express Co.	595,988	34,698,422

Insurance (3.0%)
American International Group, Inc.	465,700	31,877,165

Total Financials		84,810,431

Health Care (13.3%) Biotechnology (6.0%)
Amgen, Inc.*	332,100	23,369,877
Genentech, Inc.*	458,600	40,067,882

		63,437,759

Health Care Equipment & Supplies (3.5%)
Stryker Corp.^	597,300	36,996,762

Pharmaceuticals (3.8%)
Abbott Laboratories	565,700	29,982,100
Novartis AG (ADR)	187,300	10,805,337

		40,787,437

Total Health Care		141,221,958

Industrials (12.2%)
Air Freight & Logistics (1.0%)
FedEx Corp.	98,000	10,819,200

Electrical Equipment (2.5%)
Emerson Electric Co.	578,800	26,028,636

Industrial Conglomerates (6.6%)
3M Co.	289,600	21,517,280
General Electric Co.^	1,358,400	48,970,320

		70,487,600

Machinery (2.1%)
Caterpillar, Inc.^	351,300	22,507,791

Total Industrials		129,843,227

Information Technology (26.5%)
Communications Equipment (7.6%)
QUALCOMM, Inc.	1,007,900	37,957,514
Research In Motion Ltd.*^	338,800	43,291,864

		81,249,378

Computers & Peripherals (7.7%)
Apple Inc.*^	418,800	35,903,724
Hewlett-Packard Co.	1,065,600	46,119,168

		82,022,892

Internet Software & Services (4.6%) eBay, Inc.*	170,200	5,512,778
Google, Inc., Class A*^	87,500	43,863,750

		49,376,528

IT Services (3.5%)
Paychex, Inc.^	932,500	37,309,325

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	777,700	16,300,592

Software (1.6%)
Electronic Arts, Inc.*^	330,000	16,500,000

Total Information Technology		282,758,715

Total Common Stocks (99.8%) (Cost $916,541,535)		1,062,603,999

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (6.6%)
Cantor Fitzgerald & Co., Inc.,
Repurchase Agreement 5.31%, 2/1/07 (r)	$69,710,619	69,710,619

Time Deposit (0.0%)
JPMorgan Chase Nassau 4.73%, 2/1/07	19,047	19,046

Total Short-Term Investments (6.6%) (Amortized Cost $69,729,665)		69,729,665

Total Investments (106.4%) (Cost/Amortized Cost $986,271,200)		1,132,333,664
Other Assets Less Liabilities (-6.4%)		(67,805,230)

Net Assets (100%)		$1,064,528,434

* Non-income producing.	Glossary:
^ All, or a portion of security out on loan (See Note 1).	ADR — American Depositary Receipt

(r) The repurchase agreement is fully collaterized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$184,917,549
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$261,115,712

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,066,611
Aggregate gross unrealized depreciation	(7,275,263)

Net unrealized appreciation	$145,791,348

Federal income tax cost of investments	$986,542,316

At January 31, 2007, the Fund had loaned securities with a total value of $69,365,957 which was secured by collateral of $69,710,619 which was received as cash an subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended January 31, 2007, the Fund incurred approximately $3,312 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.0%)
Auto Components (0.3%)
Beru AG	14,000	$1,546,346
Dana Corp.*^	50,000	59,000
Modine Manufacturing Co.	15,000	392,400
Proliance International, Inc.*^	4,713	22,858
Tenneco, Inc.*	3,000	69,750

		2,090,354

Diversified Consumer Services (0.1%)
Career Education Corp.*^	10,000	286,700

Hotels, Restaurants & Leisure (4.2%)
Boyd Gaming Corp.^	5,000	237,850
CBRL Group, Inc.	5,000	234,450
Churchill Downs, Inc.	42,000	1,755,180
Dover Downs Gaming & Entertainment, Inc.^	7,000	91,630
Dover Motorsports, Inc.^	100,000	542,000
Four Seasons Hotels, Inc.	23,000	1,914,980
Gaylord Entertainment Co.*	3,000	165,780
Harrah’s Entertainment, Inc.	150,000	12,672,000
Hilton Hotels Corp.	30,000	1,061,700
Ladbrokes plc.	275,500	2,364,671
OSI Restaurant Partners, Inc.	120,000	4,738,800
Station Casinos, Inc.^	24,000	1,996,800

		27,775,841

Household Durables (1.1%)
Fedders Corp.*	29,600	30,488
Fortune Brands, Inc.	10,000	837,200
Nobility Homes, Inc.	2,000	46,160
Skyline Corp.	12,000	453,480
Yankee Candle Co., Inc.	170,000	5,887,100

		7,254,428

Internet & Catalog Retail (0.2%)
IAC/InterActiveCorp*	5,000	192,000
Liberty Media Corp., Interactive, Class A*	40,000	974,800

		1,166,800

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	60,000	135,600

Media (12.4%)
Acme Communications, Inc.*	66,000	332,640
Cablevision Systems Corp. - New York Group, Class A	400,000	12,116,000
CBS Corp., Class A	80,000	2,492,800
Clear Channel Communications, Inc.	460,000	16,707,200
Clear Channel Outdoor Holdings, Inc., Class A*	10,000	289,200
Crown Media Holdings, Inc., Class A*^	115,000	469,200
Discovery Holding Co., Class A*^	40,000	662,800
Dow Jones & Co., Inc.^	55,000	2,074,050
E.W. Scripps Co., Class A	6,000	292,980
Emmis Communications Corp., Class A^	70,000	604,800
Fisher Communications, Inc.*	42,000	1,867,740
Granite Broadcasting Corp.*	60,000	4,800
Gray Television, Inc.^	22,000	196,680
Interactive Data Corp.	5,000	116,950
Interep National Radio Sales, Inc., Class A*	20,000	6,000
ION Media Networks, Inc.*	340,000	418,200
Liberty Media Corp., Capital Series, Class A*	35,000	3,580,500
Lin TV Corp., Class A*	140,000	1,538,600
McClatchy Co., Class A^	35,000	1,353,800
Media General, Inc., Class A	36,000	1,440,360
PagesJaunes Groupe S.A.	100,000	2,099,911
Primedia, Inc.*^	235,000	399,500
Reader’s Digest Association, Inc.	800,000	13,512,000
Salem Communications Corp., Class A	35,000	429,450
Shaw Communications, Inc., Class B	15,000	531,750
Sinclair Broadcast Group, Inc., Class A	80,000	941,600
Tribune Co.^	140,000	4,275,600
Triple Crown Media, Inc.*	10,000	110,000
Univision Communications, Inc., Class A*	305,000	10,891,550
Vivendi S.A.	30,000	1,231,099
Warner Music Group Corp.	40,000	857,600
Young Broadcasting, Inc., Class A*	150,000	534,000

		82,379,360

Multiline Retail (0.0%)
Saks, Inc.	3,000	56,280

Specialty Retail (0.7%)
Claire’s Stores, Inc.	5,000	172,000
CSK Auto Corp.*	68,000	1,126,760
Midas, Inc.*	80,000	1,810,400
Pier 1 Imports, Inc.^	55,000	372,350
Sally Beauty Holdings, Inc.*	140,000	1,232,000

		4,713,510

Total Consumer Discretionary		125,858,873

Consumer Staples (7.8%)
Beverages (0.4%)
PepsiAmericas, Inc.	40,000	882,000
Pernod-Ricard S.A.	9,600	1,959,779

		2,841,779

Food & Staples Retailing (0.5%)
BJ’s Wholesale Club, Inc.*	1,000	30,540
Pathmark Stores, Inc.*	10,000	109,600
Spartan Stores, Inc.	8,000	189,280
SUPERVALU, Inc.^	25,000	949,500
Topps Co., Inc.^	210,000	2,066,400

		3,345,320

Food Products (4.0%)
Cadbury Schweppes plc (ADR)	30,000	1,360,200
Campbell Soup Co.	12,000	461,760
Delta & Pine Land Co.	180,000	7,326,000
Flowers Foods, Inc.	6,000	168,720
Griffin Land & Nurseries, Inc.*	35,175	1,160,071
Groupe Danone (ADR)^	120,000	3,966,000
H.J. Heinz Co.	70,000	3,298,400
Premium Standard Farms, Inc.	170,000	3,233,400
Sara Lee Corp.	225,000	3,858,750
Tootsie Roll Industries, Inc.^	50,000	1,586,000

		26,419,301

Personal Products (0.4%)
Alberto-Culver Co.	110,000	2,515,700

Tobacco (2.5%)
Gallaher Group plc (ADR)^	185,000	16,450,200

Total Consumer Staples		51,572,300

Energy (5.9%)
Energy Equipment & Services (0.1%)
RPC, Inc.^	52,500	934,500

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (5.8%)
Anadarko Petroleum Corp.	25,000	$1,093,750
Devon Energy Corp.	5,000	350,450
Energy Partners Ltd.*^	110,000	2,382,600
Giant Industries, Inc.*	86,500	6,476,255
Houston Exploration Co.*	42,000	2,197,440
James River Coal Co.*^	80,000	530,400
Kinder Morgan, Inc.	180,000	19,080,000
Occidental Petroleum Corp.	12,000	556,320
Pioneer Natural Resources Co.	10,000	410,000
Shell Canada Ltd.	80,000	3,067,435
Stone Energy Corp.*	67,000	2,277,330

		38,421,980

Total Energy		39,356,480

Financials (7.4%)
Capital Markets (1.3%)
Ameriprise Financial, Inc.	5,000	294,800
BKF Capital Group, Inc.*^	65,000	209,300
Deutsche Bank AG (Registered)^	12,000	1,704,120
Mellon Financial Corp.	10,000	427,400
SWS Group, Inc.	230,000	5,802,900

		8,438,520

Commercial Banks (1.4%)
Citizens Banking Corp.	2,000	49,020
First Republic Bank/California^.	7,500	402,900
Mercantile Bankshares Corp.	120,000	5,653,200
Mid-State Bancshares	1,000	36,660
TD Banknorth, Inc.	100,000	3,225,000

		9,366,780

Consumer Finance (0.2%)
American Express Co.	20,000	1,164,400

Insurance (0.3%)
Argonaut Group, Inc.*	9,000	301,860
Clark, Inc.	10,000	165,200
CNA Surety Corp.*	65,000	1,381,250

		1,848,310

Real Estate Investment Trusts (REITs) (2.5%)
Equity Office Properties Trust (REIT)	250,000	13,887,500
Kimco Realty Corp. (REIT)	18,024	893,990
Longview Fibre Co. (REIT)	2,359	49,492
SL Green Realty Corp. (REIT)	10,000	1,465,851
Sunrise Senior Living, Inc. (REIT)	1,000	12,606
Trustreet Properties, Inc. (REIT)	20,000	338,800

		16,648,239

Real Estate Management & Development (1.4%)
Realogy Corp.*	300,000	8,970,000

Thrifts & Mortgage Finance (0.3%)
Flushing Financial Corp.	35,000	612,150
New York Community Bancorp, Inc.^	50,000	844,500
NewAlliance Bancshares, Inc.^	50,000	800,000

		2,256,650

Total Financials		48,692,899

Health Care (5.7%)
Biotechnology (0.6%)
Tanox, Inc.*	200,000	3,882,000

Health Care Equipment & Supplies (2.6%)
Advanced Medical Optics, Inc.*	29,000	1,065,750
Biomet, Inc.	197,700	8,374,572
Biosite, Inc.*^	22,000	1,185,360
Cholestech Corp.*	5,000	84,150
CONMED Corp.*^	50,000	1,210,000
DJO, Inc.*	2,000	82,800
Exactech, Inc.*	62,000	945,500
ICU Medical, Inc.*^	18,000	710,100
Kensey Nash Corp.*	25,000	792,000
Lifecore Biomedical, Inc.*	80,000	1,498,400
Orthofix International N.V.*	4,000	201,520
Osteotech, Inc.*	13,000	71,240
Regeneration Technologies, Inc.*^	105,000	603,750
Thoratec Corp.*	4,000	72,040
Young Innovations, Inc.	2,000	61,380

		16,958,562

Health Care Providers & Services (1.3%)
Caremark Rx, Inc.	120,000	7,351,200
Chemed Corp.	3,000	109,500
Genesis HealthCare Corp.*	15,000	918,300
United Surgical Partners International, Inc.*	11,000	335,170

		8,714,170

Health Care Technology (0.7%)
AMICAS, Inc.*^	115,000	351,900
IMS Health, Inc.	160,000	4,617,600

		4,969,500

Life Sciences Tools & Services (0.0%)
Bio-Rad Laboratories, Inc., Class A*	500	43,020

Pharmaceuticals (0.5%)
Allergan, Inc.	15,218	1,776,093
Bristol-Myers Squibb Co.	20,000	575,800
Collagenex Pharmaceuticals, Inc.*	5,000	74,950
UCB S.A.	10,000	661,160

		3,088,003

Total Health Care		37,655,255

Industrials (13.6%)
Aerospace & Defense (1.3%)
Herley Industries, Inc.*	225,000	3,748,500
Honeywell International, Inc.	100,000	4,569,000
Safran S.A.	5,760	136,224

		8,453,724

Air Freight & Logistics (0.0%)
EGL, Inc.*	1,000	38,110

Building Products (1.3%)
ElkCorp.	500	21,680
Griffon Corp.*^	50,000	1,288,000
Jacuzzi Brands, Inc.*	600,300	7,461,729

		8,771,409

Commercial Services & Supplies (2.9%)
Adesa, Inc.	345,000	10,011,900
John H. Harland Co.	80,000	4,030,400
R.R. Donnelley & Sons Co.	20,000	742,000
Republic Services, Inc.	30,000	1,297,500
Rollins, Inc.^	5,250	114,555
School Specialty, Inc.*	10,000	389,500
Waste Management, Inc.	65,000	2,468,700

		19,054,555

Electrical Equipment (2.4%)
American Power Conversion Corp.	220,000	6,762,800
Belden CDT, Inc.	40,000	1,730,000
Cooper Industries Ltd., Class A.	12,000	1,096,680
REPower Systems AG*	2,000	283,930
SL Industries, Inc.*	66,000	993,960
Thomas & Betts Corp.*	100,000	4,789,000

		15,656,370

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.7%)
Sequa Corp., Class A*	22,000	2,771,780
Sequa Corp., Class B*	6,000	$761,700
Tyco International Ltd.	250,000	7,970,000

		11,503,480

Machinery (2.8%)
Ampco-Pittsburgh Corp.	7,000	208,810
Baldwin Technology Co.*	67,500	307,125
CIRCOR International, Inc.	40,000	1,443,600
Flowserve Corp.*	33,000	1,751,310
ITT Corp.	70,000	4,175,500
Navistar International Corp.*	100,000	4,424,000
SIG Holding AG (Registered)*	5,000	1,654,913
Tennant Co.	105,000	3,246,600
Watts Water Technologies, Inc., Class A^	30,000	1,319,100

		18,530,958

Road & Rail (0.7%)
Swift Transportation Co., Inc.*	150,000	4,578,000

Trading Companies & Distributors (0.5%)
GATX Corp.	30,000	1,368,000
Kaman Corp.	80,000	1,823,200

		3,191,200

Total Industrials		89,777,806

Information Technology (4.1%)
Communications Equipment (0.4%)
Andrew Corp.*	80,000	849,600
Stratos International, Inc.*^	230,000	1,665,200

		2,514,800

Electronic Equipment & Instruments (0.5%)
Excel Technology, Inc.*	115,000	3,167,100

Internet Software & Services (1.7%)
Digital Insight Corp.*	300,000	11,667,000
Netratings, Inc.*	2,000	36,300

		11,703,300

IT Services (1.0%)
Computer Sciences Corp.*	10,000	524,600
Kanbay International, Inc.*	2,000	57,880
Sabre Holdings Corp., Class A	200,000	6,462,000

		7,044,480

Semiconductors & Semiconductor Equipment (0.1%)
MoSys, Inc.*^	70,000	578,200

Software (0.4%)
Altiris, Inc.*	2,000	65,460
Borland Software Corp.*	172,000	939,120
FalconStor Software, Inc.*^	115,000	1,056,850
GSE Systems, Inc.*	2,830	21,961
Mobius Management Systems, Inc.*	55,000	352,550

		2,435,941

Total Information Technology		27,443,821

Materials (5.0%)
Chemicals (3.0%)
Ashland, Inc.	12,000	834,600
Bairnco Corp.^	60,000	792,000
Ferro Corp.^	100,000	2,131,000
Hercules, Inc.*	100,000	1,961,000
Huntsman Corp.*	20,000	418,200
MacDermid, Inc.	300,000	10,407,000
Sensient Technologies Corp.	150,000	3,702,000

		20,245,800

Containers & Packaging (0.6%)
Greif, Inc., Class A	27,000	3,086,370
Myers Industries, Inc.	35,000	602,700

		3,689,070

Metals & Mining (1.4%)
Barrick Gold Corp.	110,000	3,258,200
Eramet	1,000	162,561
Gold Fields Ltd. (ADR)	25,000	422,250
Phelps Dodge Corp.	45,000	5,562,000

		9,405,011

Total Materials		33,339,881

Telecommunication Services (3.8%)
Diversified Telecommunication Services (1.2%)
Cincinnati Bell, Inc.*	250,000	1,215,000
Commonwealth Telephone Enterprises, Inc.	45,850	1,936,704
D&E Communications, Inc.	40,000	511,600
Embarq Corp.	8,000	444,080
Portugal Telecom SGPS S.A. (Registered)	280,000	3,703,952
Qwest Communications International, Inc.*	40,000	326,000

		8,137,336

Wireless Telecommunication Services (2.6%)
Centennial Communications Corp.*	30,000	230,100
Crown Castle International Corp.*	25,000	879,000
Dobson Communications Corp.*^	17,000	164,730
Millicom International Cellular S.A.*	7,000	465,080
Price Communications Corp.	100,000	2,115,000
Rogers Communications, Inc., Class B	10,000	309,500
Rural Cellular Corp., Class A*	18,000	222,120
Sprint Nextel Corp.	250,000	4,457,500
U.S. Cellular Corp.*	110,000	7,931,000

		16,774,030

Total Telecommunication Services		24,911,366

Utilities (5.9%)
Electric Utilities (2.1%)
DPL, Inc.^	60,000	1,720,800
Duquesne Light Holdings, Inc.	125,000	2,501,250
Endesa S.A.	170,000	8,520,364
Northeast Utilities	45,000	1,244,250

		13,986,664

Gas Utilities (0.5%)
Cascade Natural Gas Corp.	50,000	1,300,500
Laclede Group, Inc.^	1,000	32,480
Peoples Energy Corp.	10,000	435,500
SEMCO Energy, Inc.*	70,000	421,400
Southwest Gas Corp.	30,000	1,177,500

		3,367,380

Independent Power Producers & Energy Traders (0.1%)
Mirant Corp.*	2,032	69,454
NRG Energy, Inc.*	13,000	779,090

		848,544

Multi-Utilities (3.2%)
CH Energy Group, Inc.^	13,000	663,520
Energy East Corp.	2,000	48,040
KeySpan Corp.	310,000	12,648,000
NorthWestern Corp.	150,000	5,379,000
NSTAR^	40,000	1,336,000
Public Service Enterprise Group, Inc.	10,000	670,300

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Suez S.A. (VVPR)*	60,000	$779

		20,745,639

Total Utilities		38,948,227

Total Common Stocks (78.2%) (Cost $472,128,626)		517,556,908

	Number of Warrants
WARRANTS:
Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp., Series A, expiring 1/3/11* (Cost $8,798)	6,526	97,238

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (6.7%)
U.S. Treasury Bills 4.86%, 3/29/07^(p)	$45,000,000	44,656,585

Short-Term Investment of Cash Collateral for Securities Loaned (3.1%)
Cantor Fitzgerald & Co., Inc.,
Repurchase Agreement 5.31%, 2/1/07 (r)	20,217,072	20,217,072

Time Deposit (15.2%)
JPMorgan Chase Nassau 4.73%, 2/1/07	$100,861,643	$100,861,643

Total Short-Term Investments (25.0%) (Cost/Amortized Cost $165,741,549)		165,735,300

Total Investments (103.2%) (Cost/Amortized Cost $637,878,973)		683,389,446
Other Assets Less Liabilities (-3.2%)		(20,940,348)

Net Assets (100%)		$662,449,098

* Non-income producing.	Glossary:
^ All, or a portion of security out on loan (See Note 1).	ADR — American Depositary Receipt

(p) Yield to maturity.	VVPR — Verlaagde Vooheffing Precompte Reduit

(r) The repurchase agreement is fully collaterized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of invesmtents.

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$299,176,386
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$248,472,107

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,678,210
Aggregate gross unrealized depreciation	(13,167,737)

Net unrealized appreciation	$45,510,473

Federal income tax cost of investments	$637,878,973

At January 31, 2007, the Fund had loaned securities with a total value of $64,482,246. This was secured by collateral of $20,217,072 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $45,470,851 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

For the three months ended January 31, 2007, the Fund incurred approximately $109,397 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

January 31, 2007 (Unaudited)

Note 1 Organization and Significant Accounting Policies

The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with two Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is Enterprise Capital Management, Inc. (“Enterprise” or “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the EGF’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to EGF. In addition, in the normal course of business, EGF enters into contracts with vendors and others that provide for general indemnifications. EGF’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against EGF. However, based on experience, EGF and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. Under EGF’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Growth Fund (advised by Montag & Caldwell, Inc.) — Capital appreciation.

AXA Enterprise Mergers & Acquisitions Fund (advised by GAMCO Asset Management, Inc.) — Capital appreciation.

The following is a summary of the significant accounting policies of EGF:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Directors (“Directors”).

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in EGF’s calculation of net asset values for each applicable Fund when EGF’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily.

Foreign Currency Valuation:

The books and records of EGF are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify each Fund from any loss resulting

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities that Enterprise has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

The Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

The Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with EGF’s custodian,

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. The Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

The Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with EGF’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

The Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Concluded)

January 31, 2007 (Unaudited)

with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

The Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at January 31, 2007.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Note 2 Subsequent Events

On December 29, 2006, Board of Directors of the Corporation approved an Agreement and Plan of Reorganization (“Reorganization Agreement”), which must be approved by the shareholders of the AXA Enterprise Growth Fund. The Reorganization Agreement provides for the reorganization of the AXA Enterprise Growth Fund into the Goldman Sachs Capital Growth Fund (“Reorganization”).

Pending shareholder approval, it is anticipated that the effective date of the Reorganization will occur in the second quarter of 2007.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Enterprise Group of Funds, Inc.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
March 30, 2007

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer and Treasurer
March 30, 2007